Fixed-maturity Securities Acquired with Probability at Acquisition that All Contractually Required Payments Would not be Collected (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2015
Fixed-maturity securities, available-for-sale:
Contractually required payments receivable	$ 69,695	$ 99,975
Cash flows expected to be collected	55,425	65,489
Basis in acquired securities	$ 43,938	$ 39,823